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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Linden Advisors LP
Address: 590 Madison Ave
         15th Floor
         New York, NY 10022

13F File Number: 28-10783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Craig Jarvis
Title:   Chief Financial Officer
Phone:   646-840-3500

Signature,Place and Date of Signing:

/S/ Craig Jarvis           New York, New York           May 14, 2012
----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $629,420

List of Other Included Managers:

No. 13F File Number             Name

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                          FORM 13F INFORMATION TABLE

                                                                                                Voting     Voting    Voting
                          Title of            Value   Shares /        Put  Investment  Other   Authority  Authority Authority
Name of Issuer             Class     Cusip   (x$1000) Principal  Type Call Discretion Managers   Sole      Shared     None
--------------            -------- --------- -------- ---------- ---- ---- ---------- -------- ---------- --------- ---------
ALERE INC                  COM     01449J105     804      30,900  SH  PUT     SOLE
ISHARES MSCI EMERGING
 MKT IN                    COM     464287234   5,251     122,300  SH  CALL    SOLE
ISHARES MSCI GERMANY
 INDEX FUN                 COM     464286806   4,654     200,000  SH  PUT     SOLE
PULTE HOMES INC            COM     745867101   3,631     410,300  SH  PUT     SOLE
S&P 500 DEPOSITORY
 RECEIPT                   COM     78462F103  63,324     450,000  SH  CALL    SOLE
S&P 500 DEPOSITORY
 RECEIPT                   COM     78462F103  91,468     650,000  SH  PUT     SOLE
STRYKER CORP               COM     863667101   9,593     172,900  SH  CALL    SOLE
ISHARES BARCLAYS 20+ YR
 TREAS                     ETF     464287432  16,830     150,000  SH  CALL    SOLE
ISHARES BARCLAYS 20+ YR
 TREAS                     ETF     464287432  44,880     400,000  SH  PUT     SOLE
VALE SA-SP ADR             ADR     91912E105   5,832     250,000  SH  CALL    SOLE
VECTOR GROUP LTD           COM     92240M108   2,658     150,000  SH  PUT     SOLE
IPATH S&P 500 VIX S/T FU
 ETN                       COM     06740C261  41,659   2,476,700  SH  PUT     SOLE
SPDR S&P HOMEBUILDERS
 ETF                       COM     78464A888   4,788     224,500  SH  PUT     SOLE
SPDR METALS & MINING
 ETF                       COM     78464A755  14,910     300,000  SH  CALL    SOLE
ARCHER DANIELS .875%
 15JUN14                   SDBCV   039483AW2  24,595  24,000,000 PRN          SOLE             19,050,000           4,950,000
ALERE INC CV 3% 15MAY16    SDBCV   01449JAA3   2,020   2,000,000 PRN          SOLE              1,641,000             359,000
A123 SYSTEMS 3.75%
 15APR16                   SDBCV   03739TAA6   2,955   9,275,000 PRN          SOLE              7,016,000           2,259,000
COMPUCREDIT HOLDINGS
 CORP                      COM     20478T107     460      79,300  SH          SOLE                 79,300                   0
GREAT BASIN GOLD LTD       COM     390124105   1,621   2,308,703  SH          SOLE              1,699,071             609,632
GREAT BASIN GOLD LTD       COM     390124105     189     277,420  SH          SOLE                277,420                   0
GENERAL MOTORS CO          COM     37045V100   5,130     200,000  SH          SOLE                162,120              37,880
INVERNESS MEDICAL INNO
 3% PER                    CVPFD   01449J204 127,752     529,426  SH          SOLE                448,134              81,292
JAGUAR MINING 5.5%
 31MAR16 A                 SDBCV   47009MAJ2  14,073  15,340,000 PRN          SOLE             11,466,000           3,874,000
LINEAR TECHNOL CV 3%
 01MAY27                   SDBCV   535678AC0   2,668   2,500,000 PRN          SOLE              1,978,000             522,000
MICRON TECH 1.875%
 01JUN14                   SDBCV   595112AH6  21,951  21,500,000 PRN          SOLE             17,129,000           4,371,000
MICRON TECH 1.875%
 01JUN27                   SDBCV   595112AK9   8,427   8,500,000 PRN          SOLE              6,672,000           1,828,000
PULTE HOMES INC            COM     745867101     884      99,920  SH          SOLE                 91,182               8,738
STONE ENERGY CORP          COM     861642106   2,265      79,221  SH          SOLE                 79,221                   0
SANDISK CORP CV 1%
 15MAY2013                 SDBCV   80004CAC5   4,511   4,500,000 PRN          SOLE              3,843,000             657,000
S&P 500 DEPOSITORY
 RECEIPT                   COM     78462F103  21,474     152,604  SH          SOLE                136,387              16,217
STERLITE INDUSTRIE
 4%30OCT14                 SDBCV   859737AB4  49,815  52,798,000 PRN          SOLE             44,822,000           7,976,000
ISHARES BARCLAYS 20+ YR
 TREAS                     ETF     464287432   2,598      23,160  SH          SOLE                 20,010               3,150
DEALERTRACK HOLDINGS
 INC                       COM     242309102   2,649      87,531  SH          SOLE                 87,531                   0
VECTOR GROUP LTD           COM     92240M108     873      49,243  SH          SOLE                 39,219              10,024
VECTOR GROUP FRN
 15JUN2026                 SDBCV   92240MAL2  22,229  19,793,000 PRN          SOLE             14,517,000           5,276,000
                                             629,420